                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:     October 31, 2006
                                                  Estimated average burden
                                                  hours per response...... 19.3
                                                  -----------------------------
                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                811-00879
                                  ---------------------------------------------

                       Hallmark Investment Series Trust
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

           1250 Broadway, New York, NY                        10001-3701
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

                 Amy W. Bizar, 1250 Broadway, New York, NY 10001-3701
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code:        212-401-5500
                                                   ----------------------------

Date of fiscal year end:         June 30
                         -----------------------
Date of reporting period:      June 30, 2005
                          ----------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.    ANNUAL REPORT TO SHAREHOLDERS

[HALLMARK FUNDS(SM) LOGO]
A RESERVE MANAGEMENT AFFILIATE

ANNUAL REPORT

HALLMARK INVESTMENT SERIES TRUST

HALLMARK FIRST MUTUAL FUND

HALLMARK TOTAL RETURN BOND FUND

JUNE 30, 2005

[HALLMARK FUNDS(SM) LOGO]
A RESERVE MANAGEMENT AFFILIATE

1250 BROADWAY, NEW YORK, NY 10001-3701
888-823-2867

GENERAL INFORMATION AND 24-HOUR PRICE AND PERFORMANCE INFORMATION
888-823-2867 - www.hallmarkfunds.com

THIS LITERATURE IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN APPROPRIATE CURRENT PROSPECTUS.

DISTRIBUTOR--RESRV PARTNERS, INC.
HIST - FMTR - ANNUAL 06/05

                                   (UNAUDITED)
                      ANNUAL LETTER TO SHAREHOLDERS OF THE
                           HALLMARK FIRST MUTUAL FUND
                                    JUNE 2005

                      HALLMARK FIRST MUTUAL FUND - CLASS I

[CHART]

                            S&P 500 RETURN           FIRST MUTUAL CLASS I RETURN
   6/30/95                       $  10,000                             $  10,000
   7/31/95                       $  10,318                             $  10,768
   8/31/95                       $  10,314                             $  10,907
   9/30/95                       $  10,728                             $  11,316
  10/31/95                       $  10,675                             $  10,967
  11/30/95                       $  11,113                             $  11,565
  12/31/95                       $  11,307                             $  12,105
   1/31/96                       $  11,675                             $  12,061
   2/29/96                       $  11,756                             $  12,623
   3/31/96                       $  11,849                             $  13,292
   4/30/96                       $  12,009                             $  13,994
   5/31/96                       $  12,283                             $  14,858
   6/30/96                       $  12,311                             $  14,912
   7/31/96                       $  11,748                             $  13,508
   8/31/96                       $  11,969                             $  14,081
   9/30/96                       $  12,617                             $  14,297
  10/31/96                       $  12,947                             $  14,027
  11/30/96                       $  13,897                             $  14,621
  12/31/96                       $  13,598                             $  14,691
   1/31/97                       $  14,432                             $  15,159
   2/28/97                       $  14,517                             $  14,899
   3/31/97                       $  13,898                             $  14,158
   4/30/97                       $  14,710                             $  14,431
   5/31/97                       $  15,572                             $  15,588
   6/30/97                       $  16,249                             $  16,056
   7/31/97                       $  17,518                             $  17,226
   8/31/97                       $  16,512                             $  16,771
   9/30/97                       $  17,389                             $  17,239
  10/31/97                       $  16,790                             $  16,667
  11/30/97                       $  17,538                             $  17,067
  12/31/97                       $  17,814                             $  18,084
   1/31/98                       $  17,995                             $  18,181
   2/28/98                       $  19,263                             $  19,198
   3/31/98                       $  20,225                             $  19,941
   4/30/98                       $  20,408                             $  20,005
   5/31/98                       $  20,024                             $  19,230
   6/30/98                       $  20,814                             $  20,135
   7/31/98                       $  20,572                             $  20,054
   8/31/98                       $  17,573                             $  16,469
   9/30/98                       $  18,669                             $  17,809
  10/31/98                       $  20,168                             $  19,327
  11/30/98                       $  21,361                             $  21,103
  12/31/98                       $  22,565                             $  24,269
   1/31/99                       $  23,490                             $  26,296
   2/28/99                       $  22,732                             $  25,370
   3/31/99                       $  23,614                             $  28,200
   4/30/99                       $  24,510                             $  28,934
   5/31/99                       $  23,898                             $  27,536
   6/30/99                       $  25,199                             $  28,899
   7/31/99                       $  24,391                             $  27,344
   8/31/99                       $  24,239                             $  27,851
   9/30/99                       $  23,547                             $  28,393
  10/31/99                       $  25,019                             $  30,577
  11/30/99                       $  25,496                             $  32,481
  12/31/99                       $  26,971                             $  35,592
 1/31/2000                       $  25,598                             $  33,751
 2/29/2000                       $  25,083                             $  35,483
 3/31/2000                       $  27,510                             $  38,801
 4/30/2000                       $  26,662                             $  35,282
 5/31/2000                       $  26,078                             $  32,894
 6/30/2000                       $  26,702                             $  36,559
 7/31/2000                       $  26,266                             $  35,592
 8/31/2000                       $  27,860                             $  38,765
 9/30/2000                       $  26,370                             $  34,681
10/31/2000                       $  26,240                             $  34,535
11/30/2000                       $  24,139                             $  28,426
12/31/2000                       $  24,236                             $  28,823
 1/31/2001                       $  25,076                             $  30,231
 2/28/2001                       $  22,762                             $  26,657
 3/31/2001                       $  21,300                             $  23,258
 4/30/2001                       $  22,936                             $  26,051
 5/31/2001                       $  23,053                             $  25,705
 6/30/2001                       $  22,477                             $  24,947
 7/31/2001                       $  22,235                             $  23,539
 8/31/2001                       $  20,809                             $  21,720
 9/30/2001                       $  19,109                             $  19,295
10/31/2001                       $  19,454                             $  19,771
11/30/2001                       $  20,917                             $  21,504
12/31/2001                       $  21,075                             $  22,044
 1/31/2002                       $  20,747                             $  21,333
 2/28/2002                       $  20,316                             $  21,511
 3/31/2002                       $  21,063                             $  22,776
 4/30/2002                       $  19,769                             $  21,800
 5/31/2002                       $  19,590                             $  21,200
 6/30/2002                       $  18,170                             $  19,779
 7/31/2002                       $  16,735                             $  17,759
 8/31/2002                       $  16,816                             $  17,537
 9/30/2002                       $  14,966                             $  16,383
10/31/2002                       $  16,260                             $  16,738
11/30/2002                       $  17,188                             $  17,626
12/31/2002                       $  16,151                             $  16,272
 1/31/2003                       $  15,708                             $  15,872
 2/28/2003                       $  15,441                             $  15,606
 3/31/2003                       $  15,570                             $  15,650
 4/30/2003                       $  16,832                             $  16,849
 5/31/2003                       $  17,689                             $  17,937
 6/30/2003                       $  17,889                             $  18,159
 7/31/2003                       $  18,179                             $  18,581
 8/31/2003                       $  18,504                             $  19,735
 9/30/2003                       $  18,283                             $  18,714
10/31/2003                       $  19,288                             $  20,734
11/30/2003                       $  19,425                             $  20,801
12/31/2003                       $  20,412                             $  21,422
 1/31/2004                       $  20,764                             $  21,045
 2/29/2004                       $  21,018                             $  20,934
 3/31/2004                       $  20,674                             $  20,823
 4/30/2004                       $  20,327                             $  20,246
 5/31/2004                       $  20,572                             $  20,734
 6/30/2004                       $  20,942                             $  21,111
 7/31/2004                       $  20,224                             $  19,624
 8/31/2004                       $  20,271                             $  19,802
 9/30/2004                       $  20,460                             $  20,090
10/31/2004                       $  20,747                             $  20,778
11/30/2004                       $  21,548                             $  22,244
12/31/2004                       $  22,247                             $  22,688
 1/31/2005                       $  21,685                             $  21,467
 2/28/2005                       $  22,095                             $  21,711
 3/31/2005                       $  21,672                             $  21,467
 4/30/2005                       $  21,236                             $  20,756
 5/31/2005                       $  22,006                             $  21,511
 6/30/2005                       $  21,869                             $  21,622

FIRST MUTUAL CLASS I RETURN--116.22%
S&P 500--118.69%

Dear Investor,

This fiscal year ended June 30, 2005 has proven to be another year of challenge for growth stock investors. Value and small-cap stocks seem to be sharing the top for performance, as investors still tarred with the technology boom of 2000 are concerned with questionable future economic growth, rising inflation and a restrictive Federal Reserve that is still increasing short-term interest rates. While our patience is being tested, we learn from history that leading sectors eventually give way to lagging sectors. We believe that growth will again have its day, and that the future environment for sector outperformance is now taking shape.

The U.S. economy remains strong, with tame inflation, low tax rates and corporate liquidity at record levels. Each week another multi-billion dollar acquisition is announced. Companies are increasing or initiating both share buyback and dividend programs. When corporate America makes these types of moves, investor psychology typically improves and drives share prices higher, especially for growth stocks.

Our investment discipline remains the same, that is, to seek out growth companies operating franchises or owning intellectual property that can offer a return on capital above the cost of that capital, selling at reasonable multiples. The Fund has an above-average weighting in healthcare, a sector that operates with low debt and has pricing power that can drive returns and operating margins. In the energy sectors we are concentrated in natural gas companies, as gas prices have lagged the rise in crude oil. With our satellite radio company holdings, we are well positioned to benefit from the new subscription-based delivery systems for media versus traditional advertising-based systems. We believe in the future growth of nanotechnology, the world of making things smaller but stronger, and therefore Headwaters, Inc. is one of the top ten holdings in the Fund. For the 12 months ended June 30, 2005 the fund has returned 2.42% as compared to our benchmark, the S&P 500 index, which returned 6.32%.

                                                    FIVE YEARS      10 YEARS     INCEPTION     INCEPTION
                                        ONE YEAR    ANNUALIZED     ANNUALIZED    ANNUALIZED       DATE
                                        --------    ----------     ----------    ----------    ---------
AS OF JUNE 30, 2005:
Hallmark First Mutual (Class I)             2.42%        (9.97)%         8.01%        10.81%    03/10/82
Standard &Poor's 500                        6.32%        (2.37)%         9.93%         N/A

We thank you for your continued support of the Fund and look to a successful future with good total returns for our shareholders.

JOHN D. KNOX
PRESIDENT/CEO
TRAINER, WORTHAM & CO

             HALLMARK INVESTMENT SERIES--HALLMARK FIRST MUTUAL FUND

                     SCHEDULE OF INVESTMENTS--JUNE 30, 2005

                                                                            VALUE
SHARES                                                                     (NOTE 1)
------                                                                     --------
              COMMON STOCKS--90.0%

              CONSUMER DISCRETIONARY--10.7%
     14,200   McGraw Hill Companies, Inc.                               $     628,350
    125,000   Sirius Satellite Radio, Inc. *                                  810,000
     25,500   XM Satellite Radio, Inc.*                                       858,330
                                                                        -------------
                                                                            2,296,680
                                                                        -------------
              CONSUMER STAPLES--1.8%
      7,500   Procter & Gamble Co.                                            395,625
                                                                        -------------
              ENERGY--13.8%
     17,400   Apache Corp.                                                  1,124,040
     13,000   BJ Services Co.                                                 682,240
     22,600   Devon Energy Corp.                                            1,145,368
                                                                        -------------
                                                                            2,951,648
                                                                        -------------
              FINANCIAL--10.0%
     30,000   Allied Capital Corp.                                            873,300
     18,000   American Capital Strategies, Ltd.                               649,980
     10,000   Wells Fargo & Co.                                               615,800
                                                                        -------------
                                                                            2,139,080
                                                                        -------------
              HEALTHCARE--17.6%
     17,500   Amgen, Inc.*                                                  1,058,050
     16,825   Johnson & Johnson, Inc.                                       1,093,625
     18,375   Techne Corp.*                                                   843,596
     10,000   Zimmer Holdings, Inc.*                                          761,700
                                                                        -------------
                                                                            3,756,971
                                                                        -------------
              INDUSTRIALS--15.6%
     27,100   General Electric Co.                                            939,015
     27,500   Headwaters, Inc.*                                               945,450
     23,060   Tyco International Ltd.                                         673,352
     15,000   United Technologies Corp.                                       770,250
                                                                        -------------
                                                                            3,328,067
                                                                        -------------
              INFORMATION TECHNOLOGY--20.5%
     15,000   Electronics Arts, Inc.*                                         849,150
     10,500   International Business Machines Corp.                           779,100
     17,325   Linear Technology Corp.                                         635,654
    300,000   Lucent Technologies, Inc.*                                      873,000
     16,200   QUALCOMM, Inc.                                                  534,762
     25,000   VeriSign, Inc.*                                                 719,000
                                                                        -------------
                                                                            4,390,666
                                                                        -------------

              TOTAL INVESTMENTS (COST $16,690,129)               90.0%     19,258,737
              OTHER ASSETS, LESS LIABILITIES                     10.0       2,132,457
                                                                -----   -------------
              NET ASSETS                                        100.0%  $  21,391,194
                                                                =====   =============

----------
Value of investments are shown as a percentage of net assets.

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

           HALLMARK INVESTMENT SERIES TRUST--HALLMARK FIRST MUTUAL FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005

ASSETS:
   Investments in securities, at value
     (cost $16,690,129)                                          $   19,258,737
   Cash                                                               2,007,732
   Receivable for fund shares sold                                      120,376
   Dividends receivable                                                  28,462
                                                                 --------------
     Total Assets                                                    21,415,307
                                                                 --------------
LIABILITIES:
   Payable for fund shares redeemed                                      10,000
   Accrued miscellaneous expenses                                        11,748
   Accrued advisory fee                                                   2,365
                                                                 --------------
     Total Liabilities                                                   24,113
                                                                 --------------
NET ASSETS (Note 1)                                              $   21,391,194
                                                                 ==============
COMPOSITION OF NET ASSETS:
   Capital Shares (at a par value of $.001 per share)            $        2,197
   Paid-in capital                                                   23,194,088
   Undistributed net investment income                                   55,441
   Accumulated net realized loss on investments                      (4,429,140)
   Net unrealized appreciation on investments                         2,568,608
                                                                 --------------
NET ASSETS                                                       $   21,391,194
                                                                 ==============
NET ASSET VALUE PER SHARE
   (offering and redemption price per share)
   Class R ($1,008/104 shares)                                   $         9.69
                                                                 ==============
   Class I ($21,390,186/2,196,709 shares)                        $         9.74
                                                                 ==============

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2005

INVESTMENT INCOME:
   Dividends                                                     $      362,025
   Interest                                                               5,693
                                                                 --------------
     Total Investment Income                                            367,718
                                                                 --------------
EXPENSES (Note 3):
   Comprehensive management fee:
     Class R                                                                  9
     Class I                                                            167,906
   Distribution (12b-1) fee-Class R                                           2
   Advisory fees                                                         43,047
   Transfer agent fees                                                   39,366
   Legal expenses                                                        12,440
   Administrator expense                                                 11,481
   Distribution expense                                                   7,175
   Bookkeeping and pricing                                                6,735
   Reports to shareholders                                                6,441
   Trustees' fees and expenses                                            5,735
   Independent accountants                                                3,700
   Other                                                                  8,240
                                                                 --------------
     Net Expenses                                                       312,277
                                                                 --------------
     Net Investment Income                                               55,441
                                                                 --------------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (NOTE 1):
   Net realized gain on investments                                     760,686
   Net change in unrealized appreciation of investments                (494,451)
                                                                 --------------
   Net realized and unrealized gain on investments                      266,235
                                                                 --------------
   Net Increase in Net Assets Resulting from Operations          $      321,676
                                                                 ==============

                       STATEMENT OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED JUNE 30, 2005 AND JUNE 30, 2004

                                                                         YEARS ENDED JUNE 30,
                                                                         2005            2004
                                                                     ------------    ------------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment income (loss)                                       $     55,441    $   (253,971)
  Net realized gain from investment transactions                          760,686       3,262,503
  Capital gain distributions from regulated investment companies               --          34,383
  Net change in unrealized appreciation on investments                   (494,451)        886,635
                                                                     ------------    ------------
  Net increase in net assets resulting from operations                    321,676       3,929,550
                                                                     ------------    ------------

CAPITAL SHARES TRANSACTIONS (Note 4):
  Proceeds from sale of shares                                            716,964       1,144,831
  Cost of shares redeemed                                              (6,173,619)     (3,266,206)
                                                                     ------------    ------------
  Net decrease in net assets resulting from capital
    share transactions                                                 (5,456,655)     (2,121,375)
                                                                     ------------    ------------
  Net increase (decrease) in net assets                                (5,134,979)      1,808,175

NET ASSETS:
  Beginning of year                                                    26,526,173      24,717,998
                                                                     ------------    ------------
  End of year (including undistributed net investment
    income of $55,441 and $0, respectively)                          $ 21,391,194    $ 26,526,173
                                                                     ============    ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                   (UNAUDITED)
                      ANNUAL LETTER TO SHAREHOLDERS OF THE
                         HALLMARK TOTAL RETURN BOND FUND
                                    JUNE 2005

                    HALLMARK TOTAL RETURN BOND FUND - CLASS I

[CHART]

                              TOTAL RETURN CLASS I RETURN         LEHMAN BROS. INT. GOV. RETURN
   10/2/96                                      $  10,000                             $  10,000
  10/31/96                                      $  10,160                             $  10,171
  11/30/96                                      $  10,320                             $  10,076
  12/31/96                                      $  10,221                             $  10,108
   1/31/97                                      $  10,261                             $  10,133
   2/28/97                                      $  10,261                             $  10,020
   3/31/97                                      $  10,146                             $  10,171
   4/30/97                                      $  10,279                             $  10,267
   5/31/97                                      $  10,372                             $  10,390
   6/30/97                                      $  10,490                             $  10,670
   7/31/97                                      $  10,761                             $  10,579
   8/31/97                                      $  10,657                             $  10,736
   9/30/97                                      $  10,802                             $  10,892
  10/31/97                                      $  10,866                             $  10,942
  11/30/97                                      $  10,887                             $  11,052
  12/31/97                                      $  11,001                             $  11,194
   1/31/98                                      $  11,120                             $  11,185
   2/28/98                                      $  11,109                             $  11,224
   3/31/98                                      $  11,138                             $  11,280
   4/30/98                                      $  11,204                             $  11,387
   5/31/98                                      $  11,258                             $  11,484
   6/30/98                                      $  11,313                             $  11,508
   7/31/98                                      $  11,346                             $  11,696
   8/31/98                                      $  11,445                             $  11,969
   9/30/98                                      $  11,677                             $  11,906
  10/31/98                                      $  11,610                             $  11,974
  11/30/98                                      $  11,655                             $  12,010
  12/31/98                                      $  11,705                             $  12,095
   1/31/99                                      $  11,763                             $  11,883
   2/28/99                                      $  11,614                             $  11,949
   3/31/99                                      $  11,730                             $  11,987
   4/30/99                                      $  11,765                             $  11,881
   5/31/99                                      $  11,661                             $  11,843
   6/30/99                                      $  11,629                             $  11,794
   7/31/99                                      $  11,617                             $  11,788
   8/31/99                                      $  11,617                             $  11,924
   9/30/99                                      $  11,734                             $  11,969
  10/31/99                                      $  11,726                             $  11,967
  11/30/99                                      $  11,738                             $  11,910
  12/31/99                                      $  11,691                             $  11,871
 1/31/2000                                      $  11,655                             $  12,014
 2/29/2000                                      $  11,752                             $  12,173
 3/31/2000                                      $  11,889                             $  12,138
 4/30/2000                                      $  11,864                             $  12,132
 5/31/2000                                      $  11,828                             $  12,384
 6/30/2000                                      $  12,013                             $  12,497
 7/31/2000                                      $  12,136                             $  12,678
 8/31/2000                                      $  12,260                             $  12,758
 9/30/2000                                      $  12,344                             $  12,842
10/31/2000                                      $  12,394                             $  13,052
11/30/2000                                      $  12,519                             $  13,295
12/31/2000                                      $  12,750                             $  13,512
 1/31/2001                                      $  12,928                             $  13,629
 2/28/2001                                      $  13,056                             $  13,698
 3/31/2001                                      $  13,133                             $  13,640
 4/30/2001                                      $  13,081                             $  13,722
 5/31/2001                                      $  13,146                             $  13,774
 6/30/2001                                      $  13,207                             $  14,083
 7/31/2001                                      $  13,480                             $  14,245
 8/31/2001                                      $  13,598                             $  14,410
 9/30/2001                                      $  13,747                             $  14,711
10/31/2001                                      $  13,958                             $  14,508
11/30/2001                                      $  13,839                             $  14,415
12/31/2001                                      $  13,768                             $  14,532
 1/31/2002                                      $  13,836                             $  14,673
 2/28/2002                                      $  13,917                             $  14,429
 3/31/2002                                      $  13,681                             $  14,709
 4/30/2002                                      $  13,846                             $  14,834
 5/31/2002                                      $  13,983                             $  14,963
 6/30/2002                                      $  13,969                             $  15,144
 7/31/2002                                      $  14,053                             $  15,400
 8/31/2002                                      $  14,219                             $  15,650
 9/30/2002                                      $  14,393                             $  15,578
10/31/2002                                      $  14,323                             $  15,573
11/30/2002                                      $  14,422                             $  15,895
12/31/2002                                      $  14,650                             $  15,910
 1/31/2003                                      $  14,664                             $  16,129
 2/28/2003                                      $  14,807                             $  16,116
 3/31/2003                                      $  14,823                             $  16,250
 4/30/2003                                      $  14,968                             $  16,552
 5/31/2003                                      $  15,227                             $  16,519
 6/30/2003                                      $  15,247                             $  15,964
 7/31/2003                                      $  14,795                             $  16,070
 8/31/2003                                      $  14,781                             $  16,495
 9/30/2003                                      $  15,109                             $  16,342
10/31/2003                                      $  15,021                             $  16,381
11/30/2003                                      $  15,065                             $  16,548
12/31/2003                                      $  15,142                             $  16,681
 1/31/2004                                      $  15,261                             $  16,861
 2/29/2004                                      $  15,366                             $  16,987
 3/31/2004                                      $  15,409                             $  16,546
 4/30/2004                                      $  15,228                             $  16,480
 5/31/2004                                      $  15,108                             $  16,573
 6/30/2004                                      $  15,157                             $  16,738
 7/31/2004                                      $  15,264                             $  17,057
 8/31/2004                                      $  15,416                             $  17,103
 9/30/2004                                      $  15,420                             $  17,247
10/31/2004                                      $  15,497                             $  17,109
11/30/2004                                      $  15,374                             $  17,266
12/31/2004                                      $  15,462                             $  17,375
 1/31/2005                                      $  15,462                             $  17,273
 2/28/2005                                      $  15,447                             $  17,185
 3/31/2005                                      $  15,401                             $  17,417
 4/30/2005                                      $  15,509                             $  17,605
 5/31/2005                                      $  15,602                             $  17,701
 6/30/2005                                      $  15,633                             $  17,540

Total Return Class I Return--58.33%
Lehman Brothers Intermediate Government/Credit Bond Index Return--75.40%

Dear Investor,

The fixed-income market continued to surprise investors in the second quarter as rates fell even as the Federal Reserve raised the federal funds rate from 2.75% to 3.25%. The Fed has now raised rates a total of nine times during the last year, and, surprisingly, long-term yields have actually fallen from 5.3% to 4.2%. We think the reasons for this are threefold. First, there has not been a pickup in inflation as businesses have been unable to pass on their higher input prices. Even with oil over $60 per barrel, both the Consumer Price Index (CPI) as well as the Producer Price Index (PPI) have stayed well under control. Second, the dollar has rallied more than 10% off its lows since March (especially against the euro). Many central banks are now long dollars, and since rates overseas are generally lower than they are here, these central banks have bought a significant amount of 10-year Treasuries. Finally, there is some concern that the Fed has raised rates too high and too quickly, which may eventually push the economy into a recession late this year or in early 2006. We think the chances of this happening are low.

The fact is that the economy is currently growing at around 3.5%-4.0% per annum. Inflation is well contained as wage growth, the CPI and PPI are all below 3% on an annualized basis. Furthermore, the unemployment rate is 5.1%, which many will argue is as close to full employment as we will ever get. Mortgage rates are still low, providing a strong underpinning to the real estate market, and most corporations are flush with cash (Ford and GM, excepted) and are on better footing than they were a year ago. We believe that while the Fed may raise rates further, the bulk of the tightening is behind us. One could make the case that historically speaking, with the exception of the late 1970s and 80s, when runaway inflation drove rates to the high double-digits, interest rates at 4% might just be the historic norm (see chart below). After all, over the long term, returns in the bond market, with the exception of the last five to ten years, have been around 4%.

In the Total Return Bond Fund, we continue to like short duration AAA-rated mortgage-backed bonds that are currently paying principal, as we can reinvest these cash flows into the rising short-term rate environment. We are still underweighted in corporate bonds as their yield spreads are too tight and event risk remains high. We recently bought some longer-term Treasuries to add some duration as it became evident that rates were not going to return to significantly higher levels. For the 12 months ended June 30, 2005 the fund has returned 3.25% as compared to our benchmark, the Lehman Brothers Intermediate Government/Credit Bond index, which returned 4.14%.

                                                                             FIVE YEARS     10 YEARS    INCEPTION      INCEPTION
                                                                ONE YEAR     ANNUALIZED    ANNUALIZED   ANNUALIZED       DATE
                                                                --------     ----------    ----------   ----------     ---------
AS OF JUNE 30, 2005:
Hallmark Total Return Bond Fund Class I                              3.25%         5.41%          N/A         5.24%     10/02/96
Lehman Brothers Intermediate Government/Credit Bond Index            4.14%         6.18%          N/A         6.00%

We thank you for your continued support of the Fund and look to a successful future with good total returns for our shareholders.

JOHN D. KNOX
PRESIDENT/CEO
TRAINER, WORTHAM & CO

        HALLMARK INVESTMENT SERIES TRUST--HALLMARK TOTAL RETURN BOND FUND

                      SCHEDULE OF INVESTMENTS--JUNE 30, 2005

 PRINCIPAL                                                                  VALUE
  AMOUNT                                                                   (NOTE 1)
 ---------                                                                 --------
              FIXED INCOME SECURITIES--97.5%

              U.S. GOVERNMENT TREASURY OBLIGATIONS--10.1%
              U.S. TREASURY NOTES
$   500,000   5.500%, 02/15/08                                          $     523,301
    500,000   4.250%, 08/15/13                                                512,657
    500,000   4.250%, 11/15/14                                                511,895
    750,000   4.000%, 02/15/15                                                752,901
                                                                        -------------
              TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS
                (COST $2,243,197)                                           2,300,754
                                                                        -------------
              U.S. GOVERNMENT AGENCY OBLIGATIONS--5.5%
    750,000   Federal Home Loan Bank, 4.350%, 11/19/08                        752,420
    500,000   Federal Home Loan Mortgage Corporation, 3.250%,
                02/25/08                                                      491,499
                                                                        -------------
              TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                (COST $1,249,990)                                           1,243,919
                                                                        -------------
              CORPORATE BONDS--6.9%
    250,000   Caterpillar Financial Services Corp., 4.219%, 06/01/10          250,601
    250,000   Citigroup Global Markets., 7.125%, 10/01/06                     259,724
    250,000   Pacific Bell, 6.625%, 11/01/09                                  271,267
    250,000   Pitney Bowes, Inc., 4.00%, 10/01/12                             253,892
    500,000   Time Warner Cos., Inc., 8.180%, 08/15/07                        538,146
                                                                        -------------
              TOTAL CORPORATE BONDS (COST $1,540,994)                       1,573,630
                                                                        -------------
              MORTGAGE-BACKED SECURITIES--75.0%
    746,465   Bear Stearns & Co. Alt-A Trust, 5.161%, 01/25/34*               751,549
    621,380   JPMorgan Chase Funding Mortgage Loan Asset-Backed,
              8.449%, 02/25/30 *                                              633,079
    388,733   Countrywide Home Loans, Inc., 4.500%, 05/25/34                  387,375
    600,000   Countrywide Home Loans, Inc., 5.250%, 07/25/33                  605,231
  1,500,000   New Century Home Equity Loan Trust, 4.760%, 11/25/33          1,508,959
    495,410   Residential Accredit Loans, Inc., 4.250%, 05/25/33              488,309
  1,000,000   Residential Asset Mortgage Products, Inc., 6.550%,
              11/25/31                                                        997,621
    500,000   Structured Asset Securities Corp., 4.910%, 08/25/34             498,767
    262,693   Structured Asset Securities Corp., 5.000%, 10/25/33             261,901
    614,721   Wells Fargo Mortgage Backed Securities Trust, 5.250%,
              01/25/34                                                        621,378
    317,268   Wells Fargo Mortgage Backed Securities Trust, 5.500%,
              06/25/33                                                        319,610
              FEDERAL HOME LOAN MORTGAGE AGENCY OBLIGATIONS
     19,110   6.500%, 10/01/11, Gold Pool #E65534                              19,883
     32,428   10.50%, 12/01/20, Gold Pool #A01632                              36,817
      7,594   7.000%, 07/01/26, Gold Pool #D72664                               8,026
    107,871   6.000%, 07/01/28, Gold Pool #G00943                             110,970
              FEDERAL NATIONAL MORTGAGE ASSOCIATION
      7,568   7.000%, 10/01/26, Gold Pool #C80442                               7,997
     38,981   6.000%, 05/01/13, Pool #421151                                   40,341
      6,422   11.00%, 11/01/13, Pool #523853                                    7,053
     65,718   5.500%, 01/01/14, Pool #479939                                   67,544
     87,306   6.000%, 04/01/14, Pool #483994                                   90,359
     37,528   6.500%, 02/01/16, Pool #572134                                   39,093

                       SEE NOTES TO FINANCIAL STATEMENTS.

 PRINCIPAL                                                                  VALUE
  AMOUNT                                                                   (NOTE 1)
 ---------                                                                 --------
              FIXED INCOME SECURITIES (CONTINUED)

              MORTGAGE-BACKED SECURITIES (CONTINUED)
$   355,810   5.500%, 11/01/16, Pool #614506                            $     365,635
        336   7.500%, 04/01/17, Pool #41474                                       359
      3,391   7.500%, 07/01/17, Pool #141248                                    3,634
     66,273   9.500%, 12/15/20, Pool #100285                                   74,728
     30,453   6.500%, 03/01/28, Pool #251568                                   31,634
     86,735   6.500%, 04/01/29, Pool #252342                                   90,103
     92,411   7.000%, 03/01/30, Pool #533853                                   97,508
      3,470   7.500%, 06/01/30, Pool #538687                                    3,709
    404,705   3.500%, 03/25/11, Series # 2004-1 HA                            403,790
    614,572   4.000%, 11/15/17, Series #2601 GA                               607,385
    492,154   4.000%, 02/15/18, Series #2645 BC                               485,820
     35,668   5.000%, 05/25/18, Series #2003-36 NM                             35,668
    500,000   4.500%, 04/15/20, Series #2676 JU                               499,854
    750,000   5.000%, 07/25/20, Series #2003-120 DB                           765,099
    392,515   5.000%, 01/25/25, Series 2004-83 LG                             393,477
  1,000,000   4.000%, 03/15/26, Series #2589 GH                               989,315
  1,000,000   5.500%, 03/25/26, Series #2002-85 PB                          1,013,999
     61,482   3.870%, 12/15/28, Series #2527 LT                                61,436
    650,000   3.750%, 02/15/30, Series #2591 PN                               623,303
    763,448   4.500%, 12/15/30, Series #2545 GT                               761,263
    132,604   5.000%, 02/15/31, Series #2517 BK                               132,835
    665,378   6.000%, 05/25/31, Series #2002-58 PE                            680,814
    269,223   3.250%, 04/15/32, Series #2647 A                                255,880
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
     47,992   6.500%, 10/15/27, Pool #407955                                   50,273
     72,135   6.500%, 08/15/28, Pool #458485                                   75,538
    224,906   6.500%, 10/15/28, Pool #457825                                  235,515
     64,471   7.000%, 08/15/29, Pool #506810                                   68,334
    217,740   4.000%, 01/20/29, Series #2003-11 QJ                            216,947
    469,087   4.000%, 05/16/32, Series #2003-83 AB                            464,121
                                                                        -------------
              TOTAL MORTGAGE-BACKED SECURITIES
                (COST $17,111,114)                                         16,989,838
                                                                        -------------

              TOTAL INVESTMENTS (COST $22,145,295)               97.5%     22,108,141
              OTHER ASSETS, LESS LIABILITIES                      2.5         565,985
                                                                -----   -------------
              NET ASSETS                                        100.0%  $  22,674,126
                                                                =====   =============

----------
Value of investments are shown as a percentage of net assets.

* Variable rate security. The rate shown was the interest rate in effect at June 30, 2005.

                       SEE NOTES TO FINANCIAL STATEMENTS.

        HALLMARK INVESTMENT SERIES TRUST--HALLMARK TOTAL RETURN BOND FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005

ASSETS:
   Investments in securities, at value
     (cost $22,145,295)                                                       $    22,108,141
   Cash                                                                               969,193
   Receivable for fund shares sold                                                     15,155
   Interest receivable                                                                 92,681
                                                                              ---------------
     Total Assets                                                                  23,185,170
                                                                              ---------------
LIABILITIES:
   Payable for securities purchased                                                   508,558
   Accrued advisory fee                                                                 2,486
                                                                              ---------------
     Total Liabilities                                                                511,044
                                                                              ---------------
NET ASSETS (Note 1)                                                           $    22,674,126
                                                                              ===============
COMPOSITION OF NET ASSETS:
   Capital Shares (at a par value of $.001 per share)                         $         2,244
   Paid-in capital                                                                 22,584,959
   Undistributed net investment income                                                367,287
   Accumulated net realized loss on investments                                      (243,210)
   Net unrealized depreciation on investments                                         (37,154)
                                                                              ---------------
NET ASSETS                                                                    $    22,674,126
                                                                              ===============
NET ASSET VALUE PER SHARE
   (offering and redemption price per share)
   Class R ($1,004/99 Shares)                                                 $         10.14
                                                                              ===============
   Class I ($22,673,122/2,244,334 Shares)                                     $         10.10
                                                                              ===============

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2005

INVESTMENT INCOME:
   Interest                                                                   $     1,071,085
                                                                              ---------------
EXPENSES (Note 3):
   Comprehensive management fee:
     Class R                                                                                9
     Class I                                                                          185,080
   Distribution (12b-1) fee-Class R                                                         2
   Advisory fees                                                                       29,546
   Legal expenses                                                                       9,556
   Adminstrator expense                                                                 9,027
   Transfer agent fees                                                                  8,954
   Bookkeeping and pricing                                                              7,449
   Trustees' fees and expenses                                                          7,101
   Independent accountants                                                              2,540
   Custodian fees                                                                       1,937
   Insurance expense                                                                    1,697
   Registration expense                                                                 1,657
   Reports to shareholders                                                              1,640
   Other                                                                                5,596
                                                                              ---------------
     Total expenses before waiver                                                     271,791
   Less: expenses waived (Note 3)                                                     (20,961)
                                                                              ---------------
     Net Expenses                                                                     250,830
                                                                              ---------------
     Net Investment Income                                                            820,255
                                                                              ---------------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 1):
   Net realized loss on investments                                                   (12,623)
   Net change in unrealized appreciation (depreciation)
     of investments                                                                   (23,239)
                                                                              ---------------
   Net realized and unrealized loss on investments                                    (35,862)
                                                                              ---------------
   Net Increase in Net Assets Resulting from Operations                       $       784,393
                                                                              ===============

                       STATEMENT OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED JUNE 30, 2005 AND JUNE 30, 2004

                                                                                     YEARS ENDED JUNE 30,
                                                                                     2005          2004
                                                                              ----------------    ----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
   Net investment income                                                      $        820,255    $        842,594
   Net realized gain (loss) from investment transactions                               (12,623)             44,113
   Net change in unrealized depreciation on investments                                (23,239)           (956,594)
                                                                              ----------------    ----------------
   Net increase (decrease) in net assets resulting from operations                     784,393             (69,887)
                                                                              ----------------    ----------------
DIVIDENDS TO SHAREHOLDERS FROM:
NET INVESTMENT INCOME
     Class R                                                                                --                  --
     Class I                                                                          (455,675)           (898,155)
NET REALIZED GAIN ON INVESTMENTS
     Class R                                                                                --                  --
     Class I                                                                                --            (234,577)
                                                                              ----------------    ----------------
   Total dividends to shareholders                                                    (455,675)         (1,132,732)
                                                                              ----------------    ----------------
CAPITAL SHARES TRANSACTIONS (NOTE 4):
   Proceeds from sale of shares                                                        330,459          10,203,714
   Reinvestment of dividends                                                           406,028           1,028,984
   Cost of shares redeemed                                                          (4,526,766)         (4,895,388)
                                                                              ----------------    ----------------
   Net increase (decrease) in net assets resulting from capital share
     transactions                                                                   (3,790,279)          6,337,310
                                                                              ----------------    ----------------
   Net increase (decrease) in net assets                                            (3,461,561)          5,134,691
   Net Assets:
   Beginning of year                                                                26,135,687          21,000,996
                                                                              ----------------    ----------------
   End of year (including undistributed net investment income of $367,287
     and $2,648, respectively)                                                $     22,674,126    $     26,135,687
                                                                              ================    ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                          NOTES TO FINANCIAL STATEMENTS

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Hallmark Investment Series Trust (the "Trust") is a business trust formed under the laws of the state of Delaware. Prior to October 1, 2004, the Trust operated under the name "Trainer Wortham Funds." The Trust is comprised of three series, each a regulated investment company: Hallmark Convertible Securities Fund (formerly, Froley Revy Convertible Securities
     Fund), Hallmark First Mutual Fund (formerly, Trainer Wortham First Mutual
     Fund) and Hallmark Total Return Bond Fund (formerly, Trainer Wortham Total Return Bond Fund). These financial statements and notes apply only to the Hallmark First Mutual Fund and the Hallmark Total Return Bond Fund (each a "Fund"; collectively, the "Funds"). As of October 1, 2004, Class A shares were renamed Class I shares. Each Fund is authorized to issue two classes of shares designated as Class R and Class I. The Trust has the right, at its discretion, to add other funds or classes. The Trust is registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as a diversified open-end management investment company. Each Fund in the Trust has an unlimited number of shares of beneficial interest authorized of $.001 par value per share. The accounting policies summarized below are consistently followed in the preparation of the Trust's financial statements in conformity with generally accepted accounting principles.

     SECURITY VALUATION

     Equity securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security will be valued at the latest available closing bid price. If no bid or ask prices are quoted before closing, the value will be either the last available sale price or be determined by such other method as the Funds' Board of Trustees (the "Trustees") shall determine in good faith to reflect its fair market value.

     Securities that are primarily traded on foreign markets are generally valued at the last sale or closing price on the exchange where they are primarily traded. If there is no active trading in a particular security on a given day, the security will be valued at the latest available closing bid price. Securities for which market quotations are not readily available are valued at the fair market value as determined in good faith under procedures established by the Trustees.

     Debt securities (including convertible debt) having a maturity value greater than 60 days for which market quotations are readily available will be valued at the average of the latest bid and ask price for the Total Return Bond Fund. If there is no ask price quoted on such day, the security will be valued at the latest bid price.

     Short-term debt securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

     The Funds may use pricing services in the determination of the value of portfolio securities. The procedures used by the pricing service are reviewed by the officers of the Trust under the general supervision of the Trustees. The Trustees may deviate from the valuation provided by the pricing service whenever, in their judgment, such valuation is not indicative of the fair value of the security. In such instances, the security will be valued at fair value as determined in good faith by or under the direction of the Trustees.

     MANAGEMENT'S USE OF ESTIMATES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME

     Securities transactions are recorded on a trade date basis. Dividend income and distributions earned are recorded on the ex-dividend dates. Interest income is accrued daily and security premium or discount is amortized or accreted daily. Realized gains and losses from securities transactions are recorded on the identified cost basis for both financial statement and federal income tax purposes. Income dividends, if any, are generally distributed annually. Distributions from net realized capital gains, if any, are generally distributed annually in December. The characterization of dividends as either income or capital gain is determined in accordance with federal income tax regulations that may differ from generally accepted accounting principles. Investment income, fund level expenses (expenses other than the comprehensive management and distribution fees) and realized and unrealized gains (losses) are allocated daily based upon the relative proportion of net assets of each class.

     FEDERAL INCOME TAXES

     It is the Trust's policy for each Fund to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), by complying with the requirements of the Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

     At June 30, 2005, the following Funds had capital loss carryforwards as follows:

     HALLMARK FIRST MUTUAL FUND:                                                  AMOUNT            EXPIRES
                                                                             ----------------      ---------
                                                                             $      1,452,292      6/30/2010
                                                                                    2,976,848      6/30/2011
                                                                             ----------------
                                                                             $      4,429,140
                                                                             ================

     HALLMARK TOTAL RETURN BOND FUND:                                             AMOUNT            EXPIRES
                                                                             ----------------       --------
                                                                             $        222,460       6/30/2013
                                                                             ================

     During the year ended June 30, 2005, First Mutual Fund utilized $760,686 of capital loss carryforwards from prior years.

(2)  INVESTMENT ACTIVITY

     For the year ended June 30, 2005, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows. The aggregate purchases for the Total Return BondFund include the cost of purchases of U.S. Treasury Securities in the amount of $508,594 and sales of $0.

                                                                                                   AGGREGATE          AGGREGATE
          FUND                                                                                     PURCHASES            SALES
          ----                                                                                  ----------------   ---------------
          Hallmark First Mutual Fund                                                            $     17,976,737   $    22,382,961
          Hallmark Total Return Bond Fund                                                              7,472,930         6,410,679

     At June 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

                                                                                                                     NET UNREALIZED
                                                                                                                     APPRECIATION /
          FUND                                             TAX BASIS COST      APPRECIATION       DEPRECIATION       (DEPRECIATION)
          ----                                            ----------------   ----------------   ----------------    ---------------
          Hallmark First Mutual Fund                      $     16,688,995   $      2,940,599   $       (370,857)   $     2,569,742
          Hallmark Total Return Bond Fund                       22,145,295            166,759           (203,913)           (37,154)

(3)  ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     Effective October 1, 2004, Reserve Management Co., Inc. ("RMCI") serves as each Fund's investment adviser subject to the policies adopted by the Board of Trustees. Under the investment management agreement between RMCI and the Trust on behalf of each Fund, RMCI is responsible for the day-to-day operations, including monitoring investment programs, portfolio valuation, compliance, administration, and any other functions as required by the Trust. RMCI pays all administrative and customary operating expenses of each Fund, exclusive of interest charges, taxes, brokerage fees and commissions, Chief Compliance Officer compensation, extraordinary legal and accounting fees and other extraordinary expenses, payments under the Trust's Distribution Plan and the fees of the disinterested Trustees who are not interested persons under the Investment Company Act (the "non-interested Trustees"), for which each Fund pays its direct or allocated share. For its services as investment adviser, RMCI receives a comprehensive management fee, based on the average daily net assets of each class, at the following rates:

          FUND                                                                  CLASS R           CLASS I
          ----                                                                  -------           -------
          Hallmark First Mutual Fund                                             1.30%             1.00%
          Hallmark Total Return Bond Fund                                        1.05%             1.00%

     Effective October 1, 2004, RMCI and the Trust have retained Trainer Wortham & Company, Inc. ("Trainer Wortham") to serve as the sub-adviser to the Hallmark First Mutual Fund and the Hallmark Total Return Bond Fund. Under the general supervision of RMCI, Trainer Wortham is responsible for the day-to-day investment decisions for the funds.

     RMCI will pay quarterly to Trainer Wortham an annual fee of not less than 0.45% and 0.35% of the net assets of the shareholders of the Hallmark First Mutual Fund and Hallmark Total Return Bond Fund, respectively, existing as of September 30, 2004, and not less than 0.30% of the net assets of any new Class R shareholders of a Fund and not less than 0.20% of the net assets of any new Class I shareholders of a Fund subsequent to September 30, 2004.

     Prior to October 1, 2004, Trainer Wortham had served as the investment adviser for First Mutual Fund and Total Return Bond Fund pursuant to two separate investment advisory agreements and received an annual fee, accrued daily and paid monthly, of 0.75% and 0.45%, respectively, of the daily net assets of those funds.

     Prior to October 1, 2004, Trainer Wortham had contractually agreed, pursuant to an Operating Expense Agreement, to waive its advisory fees and/or reimburse other operating expenses in amounts necessary to limit the annual operating expenses of the Total Return Bond Fund to 1.00% of the Fund's average daily net assets during the period. Such waiver or reimbursement amounted to $20,961, and is reflected in the table below.

                                                                 FOR THE PERIOD JULY 1, 2004
                                                                THROUGH SEPTEMBER 30, 2004
                                                         ------------------------------------------
                                                                           AMOUNT
                                                                           OF FEE
                                                         GROSS FEES        WAIVERS       NET FEES
                                                           ACCRUED       AND EXPENSE       PAID
         FUND                                            TO ADVISER    REIMBURSEMENTS   TO ADVISER
         ----                                            -----------   --------------   -----------
         Total Return Bond Fund                          $    29,546   $       20,961   $     8,585

     The Operating Expense Agreement for each Fund provided that any fees waived and/or operating expenses reimbursed by Trainer Wortham during a fiscal year of a Fund may be recouped by the respective adviser during the three subsequent years to the extent that the Fund's aggregate operating expenses do not exceed the stated annual expense limitation.

     As of June 30, 2005, the Total Return Bond Fund had unrecouped fee waivers and/or expense reimbursements of $121,212, of which $73,514 can be recouped through June 30, 2006, and $47,698 can be recouped through June 30, 2007.

     Effective October 1, 2004, the Trust adopted a distribution plan under Rule 12b-1 (the "Plan") and entered into a distribution agreement (the "Distribution Agreement") with respect to the Class R Shares of each Fund with Resrv Partners, Inc. ("RESRV"), an affiliate of RMCI. RESRV is responsible for accepting Fund share purchases and redemptions on behalf of the Funds, providing financial consultants at its own expense and compensating broker-dealers who provide services in regard to the distribution of the Class R Shares of the Funds. RESRV is also responsible for the marketing efforts of the Funds. For its services as distributor, RESRV receives a fee at an annual rate of 0.25% of the Class R's average daily net assets. Class I shares do not participate in the Plan. Certain Officers/Trustees of the Trust are also Officers of RMCI and RESRV.

     Prior to October 1, 2004, the First Mutual Fund had a Distribution Service Plan (the "Predecessor Plan") pursuant to Rule 12b-1 with respect to each class of shares offered by the First Mutual Fund in order to pay certain expenses associated with the distribution of shares. The Predecessor Plan permitted the Fund to pay or to reimburse, as applicable, PFPC Distributors, Inc. ("PFPC Distributors"), the underwriter and distributor prior to October 1, 2004, for distribution and shareholder servicing expenses incurred by PFPC Distributors. Pursuant to the Predecessor Plan for the First Mutual Fund, a 12b-1 fee of up to 0.25% of the average daily net assets of the applicable Fund's/Class's net assets was paid. For the period July 1, 2004, through September 30, 2004, First Mutual Fund accrued 12b-1 fees of $7,175.

(4)  CAPITAL SHARE TRANSACTIONS

     For the year ended June 30, 2005, the capital share transactions of each Fund were as follows:

                                                   CLASS R**                     CLASS I*
                                           -------------------------   ---------------------------
      HALLMARK FIRST MUTUAL FUND             SHARES        AMOUNT        SHARES          AMOUNT
      --------------------------           -----------   -----------   -----------    ------------
      Sold                                         104   $     1,000        74,503    $    715,964
      Redeemed                                       0             0      (668,014)     (6,173,619)
                                           -----------   -----------   -----------    ------------
      Net Increase (Decrease)                      104   $     1,000      (593,511)   $ (5,457,655)
                                           ===========   ===========   ===========    ============

                                                   CLASS R**                CLASS I*
                                           -------------------------   ----------------------------
      HALLMARK TOTAL RETURN BOND FUND        SHARES        AMOUNT        SHARES          AMOUNT
      -------------------------------      -----------   -----------   -----------    -----------
      Sold                                          99   $     1,000        32,854    $    329,459
      Reinvested                                     0             0        40,518         406,028
      Redeemed                                       0             0      (450,536)     (4,526,766)
                                           -----------   -----------   -----------    ------------
      Net Increase (Decrease)                       99   $     1,000      (377,164)   $ (3,791,279)
                                           ===========   ===========   ===========    ============

     For the year ended June 30, 2004, the Class A capital share transactions of each Fund were as follows:

                                TRAINER WORTHAM             TRAINER WORTHAM
                               FIRST MUTUAL FUND        TOTAL RETURN BOND FUND
                            ------------------------   ------------------------
                             SHARES       AMOUNT        SHARES       AMOUNT
                            --------   -------------   --------   -------------
     Sold                    123,862   $   1,144,831    995,664   $  10,203,714
     Reinvested                   --              --    101,538       1,028,984
     Redeemed               (353,899)     (3,266,206)  (482,409)     (4,895,388)
                            --------   -------------   --------   -------------
     Net Decrease           (230,037)  $  (2,121,375)   614,793   $   6,337,310
                            ========   =============   ========   =============

----------
* Totals for Class I shares include Class A share transactions of Trainer Wortham First Mutual Fund and Trainer Wortham Total Return Bond Fund during the period July 1, 2004 through September 30, 2004.
**   For the period November 9, 2004 (Commencement of Class) through June 30,
     2005.

(5)  FINANCIAL HIGHLIGHTS (FOR EACH SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

     Contained below is per share operating performance for a share of each Class of each Fund for each of the periods indicated. The information should be used in conjunction with the accompanying financial data and related notes.

                                                                             CLASS I(1)
                                                      ---------------------------------------------------------
                                                                        YEARS ENDED JUNE 30,
                                                      ---------------------------------------------------------
                                                        2005        2004      2003(2)       2002        2001
                                                      ---------   ---------   ---------   ---------   ---------
     HALLMARK FIRST MUTUAL FUND
     Net asset value, beginning of year               $    9.51   $    8.18   $    8.91   $   11.52   $   20.05
                                                      ---------   ---------   ---------   ---------   ---------
     Increase (decrease) from investment operations
       Net investment income (loss)                        0.04       (0.09)      (0.06)      (0.07)      (0.14)
       Net realized and unrealized gain (loss)             0.19        1.42       (0.67)      (2.29)      (6.04)
                                                      ---------   ---------   ---------   ---------   ---------
     Total from investment operations                      0.23        1.33       (0.73)      (2.36)      (6.18)
                                                      ---------   ---------   ---------   ---------   ---------
     Distributions from net realized capital gains           --          --          --       (0.25)      (2.35)
                                                      ---------   ---------   ---------   ---------   ---------
     Net asset value, end of year                     $    9.74   $    9.51   $    8.18   $    8.91   $   11.52
                                                      =========   =========   =========   =========   =========
     Total Return                                          2.42%      16.26%      (8.19)%    (20.71)%    (31.76)%

     RATIOS/SUPPLEMENTAL DATA
     Net assets end of year (thousands)               $  21,390   $  26,526   $  24,718   $  31,511   $  46,537
     Ratios of expenses to average net assets              1.39%       1.84%       1.98%       1.67%       1.52%
     Ratios of net investment income (loss)
       to average net assets                               0.25%      (0.96)%     (0.82)%     (0.67)%     (0.98)%
     Portfolio turnover rate                                 86%         62%         65%         76%         51%

                                                                      CLASS R
                                                                  --------------
                                                                  FOR THE PERIOD
                                                                       ENDED
                                                                     JUNE 30,
                                                                      2005(3)
                                                                  --------------
     HALLMARK FIRST MUTUAL FUND
     Net asset value, beginning of period                            $   9.60
                                                                     --------
     Increase (decrease) from investment operations
       Net investment income (loss)                                      0.01
       Net realized and unrealized gain (loss)                           0.08
                                                                     --------
     Total from investment operations                                    0.09
                                                                     --------
     Net asset value, end of period                                  $   9.69
                                                                     ========
     Total Return(4)                                                     0.94%

     RATIOS/SUPPLEMENTAL DATA
     Net assets end of period (thousands)                            $      1
     Ratio of expenses to average net assets                             1.55%*
     Ratio of net investment income (loss) to average net assets         0.22%*
     Portfolio turnover rate(5)                                            86%

----------
(1) Information shown for Class I shares includes Class A share activity for the Trainer Wortham First Mutual Fund during the period July 1, 2004 through September 30, 2004.
(2) Per share data is calculated using the average daily shares outstanding method.
(3) The Hallmark First Mutual Fund Class R commenced operations on November 9, 2004.
(4)  Not annualized for periods less than one year.
(5)  Represents portfolio turnover for the Fund for the entire year.
*    Annualized.

                                                                             CLASS I(1)
                                                      ---------------------------------------------------------
                                                                        YEARS ENDED JUNE 30,
                                                      ---------------------------------------------------------
                                                        2005        2004       2003(2)      2002        2001
                                                      ---------   ---------   ---------   ---------   ---------
     HALLMARK TOTAL RETURN BOND FUND
     Net asset value, beginning of year               $    9.97   $   10.47   $   10.06   $   10.13   $    9.71
                                                      ---------   ---------   ---------   ---------   ---------
     Increase (decrease) from investment operations
       Net investment income (loss)                        0.36        0.33        0.46        0.56        0.52
       Net realized and unrealized gain (loss)            (0.05)      (0.40)       0.44        0.01        0.43
                                                      ---------   ---------   ---------   ---------   ---------
     Total from investment operations                      0.31       (0.07)       0.90        0.57        0.95
                                                      ---------   ---------   ---------   ---------   ---------
     Dividends from net investment income                 (0.18)      (0.35)      (0.47)      (0.55)      (0.53)
     Distributions from net realized capital gains           --       (0.08)      (0.02)      (0.09)         --
                                                      ---------   ---------   ---------   ---------   ---------
     Total distributions                                  (0.18)      (0.43)      (0.49)      (0.64)      (0.53)
                                                      ---------   ---------   ---------   ---------   ---------
     Net asset value, end of year                     $   10.10   $    9.97   $   10.47   $   10.06   $   10.13
                                                      =========   =========   =========   =========   =========
     Total Return                                          3.25%      (0.58)%      9.15%       5.78%       9.94%

     RATIOS/SUPPLEMENTAL DATA
     Net assets end of year (thousands)               $  22,673   $  26,136   $  21,001   $  23,056   $  27,893
     Ratios of expenses to average net assets:
       before reimbursement of expenses by Adviser         1.08%       1.18%       1.34%       1.25%       1.10%
       after reimbursement of expenses by Adviser          1.00%       1.00%       1.00%       1.00%       0.99%
     Ratio of net investment income to average net
       assets:                                             3.36%       3.30%       4.47%       5.17%       5.34%
     Portfolio turnover rate                                 26%         52%         41%         26%         57%

                                                                      CLASS R
                                                                  --------------
                                                                  FOR THE PERIOD
                                                                      ENDED
                                                                     JUNE 30,
                                                                      2005(3)
                                                                  --------------
     HALLMARK TOTAL RETURN BOND FUND
     Net asset value, beginning of period                            $  10.06
                                                                     --------
     Increase (decrease) from investment operations
       Net investment income (loss)                                      0.17
       Net realized and unrealized gain (loss)                          (0.09)
                                                                     --------
     Total from investment operations                                    0.08
                                                                     --------
     Net asset value, end of period                                  $  10.14
                                                                     ========
     Total Return(4)                                                     0.80%

     RATIOS/SUPPLEMENTAL DATA
     Net assets end of period (thousands)                            $      1
     Ratios of expenses to average net assets                            1.30%*
     Ratios of net investment income (loss) to average net assets        2.62%*
     Portfolio turnover rate(5)                                            26%

----------
(1) Information shown for Class I shares includes Class A share activity for the Trainer Wortham Total Return Bond Fund during the period July 1, 2004 through September 30, 2004.
(2) Per share data is calculated using the average daily shares outstanding method.
(3)  The Total Return Bond Fund Class R commenced operations on November 9,
     2004.
(4)  Not annualized for periods less than one year.
(5)  Represents the portfolio turnover for the Fund for the entire year.
*    Annualized.

(6)  DISTRIBUTIONS TO SHAREHOLDERS

     Income and long-term capital gains distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

     The tax character of dividends and distributions paid during the years ended June 30, 2005 and 2004, were as follows:

                                                             HALLMARK TOTAL
                                                            RETURN BOND FUND
                                                       -------------------------
                                                               YEARS ENDED
                                                                JUNE 30,
                                                       -------------------------
                                                          2005          2004
                                                       ----------    -----------
     DISTRIBUTIONS PAID FROM:
       Ordinary Income                                 $  455,675    $   898,155
       Long-term capital gain                                  --        234,577
                                                       ----------    -----------
     Total Distribution                                $  455,675    $ 1,132,732
                                                       ==========    ===========

     As of June 30, 2005, the components of distributable earnings on a tax basis were as follows:

                                                                  FIRST          TOTAL
                                                                 MUTUAL         RETURN
                                                                  FUND         BOND FUND
                                                             --------------   -----------
     Undistributed ordinary income                           $       54,307   $   367,287
     Post-October losses deferred                                        --       (20,750)
     Capital loss carryforwards                                  (4,429,140)     (222,460)
     Unrealized appreciation/(depreciation) of investments        2,569,742       (37,154)
                                                             --------------   -----------
       Distributable earnings                                $   (1,805,091)  $    86,923
                                                             ==============   ===========

     The primary difference between book basis and tax basis unrealized appreciation (depreciation) of investments is attributed to a return of capital received from an investment of First Mutual Fund.

(7)  COMMITMENTS AND CONTINGENCIES:

     In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds' general exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

(8)  CONCENTRATIONS:

     The shares of Total Return Bond Fund are held by a concentrated number of shareholders.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Hallmark Investment Series Trust and Shareholders of Hallmark First Mutual Fund and Hallmark Total Return Bond Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Hallmark First Mutual Fund (formerly, Trainer Wortham First Mutual Fund) and Hallmark Total Return Bond Fund (formerly, Trainer Wortham Total Return Bond Fund) (two of the portfolios constituting Hallmark Investment Series Trust, hereafter referred to as the "Funds") at June 30, 2005, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at June 30, 2005 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statements of changes in net assets and the financial highlights for the Funds for the periods prior to the year ended June 30, 2005 were audited by other independent registered public accountants whose report dated July 23, 2004 and July 27, 2004 expressed an unqualified opinion on those statements.


PricewaterhouseCoopers LLP
October 26, 2005

                                   (UNAUDITED)
        APPROVAL OF "COMPREHENSIVE FEE" INVESTMENT MANAGEMENT AGREEMENTS

The Board met on June 30, 2005, to consider the approval of the "Comprehensive Fee" Investment Management Agreements with RMCI. At that meeting, the Board had the opportunity to meet with the representatives of RMCI to determine whether each proposed agreement is in the best interests of the respective Fund and its shareholders. The Board, including a majority of the Independent Trustees, so concluded and voted in favor of each "Comprehensive Fee" Investment Management Agreement.

NATURE, EXTENT AND QUALITY OF SERVICE

The Board received and considered information regarding the nature, extent and quality of the advisory and other services provided to each Fund by RMCI. The Board considered the background and experience of RMCI's management and the expertise of personnel of RMCI with regard to investing in the type of securities in which the Funds invest. The Trustees concluded that the nature and extent of the services provided by RMCI under each "Comprehensive Fee" Investment Management Agreement were necessary and appropriate for the conduct and the business and investment activities of each Fund. The Trustees also concluded that the quality of the advisory and administrative services was satisfactory.

COMPARATIVE FEE AND EXPENSES

The comprehensive management fee charged under each "Comprehensive Fee" Investment Management Agreement encompasses all of the services necessary for the operation of the Fund. Therefore, in evaluating the fee relative to other funds the Trustees thought the most appropriate comparison was to the respective expense ratios of the Funds. The Trustees compared each Fund's expense ratio to funds with similar investment objectives and policies and of comparable size. The Trustees took into consideration the small size of the Fund and its correspondingly high administrative and operating costs, particularly in the case of the retail classes of shares. The Trustees also considered the extent to which RMCI waived fees and/or assumed expenses in order to maintain expense ratios at prescribed levels, where applicable. Upon consideration, the Trustees concluded that the comprehensive management fee for the Fund was not excessive relative to that of comparable funds. Based upon their review, the Trustees concluded that the fee payable under each "Comprehensive Fee" Investment Management Agreement is competitive.

COMPARATIVE PERFORMANCE

The Trustees evaluated the performance of each Fund for one-, three-, five- and ten-year periods, as applicable, relative to funds with similar objectives and comparable size and found such performance to be competitive.

PROFITABILITY

The Trustees received, analyzed and considered a profitability analysis of RMCI based on the fees paid and payable under the Investment Management Agreement, including any fee waivers or fee caps, and the costs incurred to provide required services, as well as other relationships between the Funds on the one hand and RMCI affiliates on the other. The Trustees concluded, with respect to each Fund, that RMCI's profitability was not excessive in light of the nature, extent and quality of the services provided and expected to be provided under "Comprehensive Fee" Investment Management Agreement.

BREAKPOINTS AND ECONOMIES OF SCALE

As the comprehensive management fee is currently structured, fee levels do not reflect economies of scale that potentially could be realized as the Funds grow. The Trustees noted the potential benefits to shareholders of a comprehensive fee which would tend to limit increases in the Funds' expense ratios even if the costs of providing services increase and the related entrepreneurial risk assumed by RMCI through such an approach. Based on the foregoing, the Trustees concluded that the absence of breakpoints was reasonable.

OTHER BENEFITS

The Trustees concluded that RMCI does not realize any other quantifiable material benefits from its relationship with the Funds.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the New Management Agreements with respect to each Fund.

SUBSEQUENT EVENTS

The Independent Trustees met on September 22, 2005 to reconsider their previous determinations regarding the Investment Management Agreements in light of certain deficiencies in internal controls identified by RMCI related to reconciling bank statements, monitoring compliance with certain Internal Revenue Code requirements and identifying and collecting amounts due certain of funds in the Reserve/Hallmark complex. The Independent Trustees were advised that these matters had previously been discussed with the Audit Committee and the Funds' independent auditors and that RMCI has instituted additional procedures to enhance its internal controls for the Funds and committed to continue to strengthen the Funds' overall control environment. The Independent Trustees were further advised that the identified deficiencies had no material impact to shareholders, fund net asset value or Fund performance.

The Independent Trustees expressed concern about the quality of certain non-advisory services provided by RMCI but were satisfied with steps RMCI had taken and had committed to take. Based on consideration of all factors they deemed relevant, including the steps taken by RMCI and RMCI's commitment to continue to strengthen the overall control environment, the Independent Trustees reaffirmed their previous determinations to approve the "Comprehensive Fee" Investment Management Agreements.

                  MATTERS SUBMITTED TO SHAREHOLDERS (UNAUDITED)

At a special meeting of shareholders held on September 22, 2004, shareholders were asked to vote on the following: (1) Nomination of new Trustees; (2) a new Investment Management Agreement between the Trust and RMCI on behalf of Trainer Wortham First Mutual Fund, Trainer Wortham Total Return Bond Fund and Froley, Revy Convertible Securities Fund; (3) Proposal to permit RMCI to enter into, terminate or materially change agreements with sub-advisers on behalf of each Fund without obtaining shareholder approval; (4) a new Sub-Investment Management Agreement between RMCI and Trainer Wortham & Company, Inc. ("Trainer Wortham") on behalf of Trainer Wortham First Mutual Fund; (5) a new Sub-Investment Management Agreement between RMCI and Trainer Wortham on behalf of Trainer Wortham Total Return Bond Fund; and (6) a new Sub-Investment Management Agreement between RMCI and Froley, Revy Investment Company, Inc. on behalf of Froley, Revy Convertible Securities Fund.

The results of these votes were as follows:

Proposal 1: Election of Trustees

                                                       PERCENT OF
                                SHARES VOTED       SHARES OUTSTANDING        PERCENT OF SHARES VOTED
                              ----------------     ------------------        -----------------------
BRUCE R BENT
For                              4,423,244.560          67.388%                       95.626%
Withheld                           202,306.832           3.082%                        4.374%
Total                            4,625,551.392          70.471%                      100.000%

EDWIN EHLERT JR.
For                              4,423,046.456          67.385%                       95.622%
Withheld                           202,504.936           3.085%                        4.378%
Total                            4,625,551.392          70.471%                      100.000%

PATRICK J FOYE
For                              4,423,475.933          67.392%                       95.631%
Withheld                           202,075.459           3.079%                        4.369%
Total                            4,625,551.392          70.471%                      100.000%

DONALD J HARRINGTON
For                              4,423,926.871          67.399%                       95.641%
Withheld                           201,624.521           3.072%                        4.359%
Total                            4,625,551.392          70.471%                      100.000%

WILLIAM J MONTGORIS
For                              4,423,884.267          67.398%                       95.640%
Withheld                           201,667.125           3.072%                        4.360%
Total                            4,625,551.392          70.471%                      100.000%

WILLIAM E VIKLUND
For                              4,423,926.871          67.399%                       95.641%
Withheld                           201,624.521           3.072%                        4.359%
Total                            4,625,551.392          70.471%                      100.000%

In addition to the above, Messrs. Joseph Donnelly, Bruce R. Bent II and Frank Stalzer were appointed as Trustees of the Trust.

Effective March 22, 2005, Messrs. Bent II, Donnelly, Stalzer, Foye and Harrington resigned from the Board of Trustees of the Trust.

Effective May 12, 2005, Mr. Viklund resigned from the Board of Trustees of the Trust.

Proposal 2: Approval of a new Investment Management Agreement to be entered into between the Trust and RMCI on behalf of Hallmark First Mutual
            Fund formerly, Trainer Wortham First Mutual Fund, Hallmark Total Return Bond Fund formerly, Trainer Wortham Total Return Bond Fund and Hallmark Convertible Securities Fund formerly, Froley, Revy Convertible Securities Fund.

                                                       PERCENT OF
                                SHARES VOTED       SHARES OUTSTANDING        PERCENT OF SHARES VOTED
                              ----------------     ------------------        -----------------------
For                              4,079,675.975          62.154%                       88.199%
Against                             12,130.703           0.185%                        0.262%
Abstain                            212,737.714           3.241%                        4.599%
Broker Non-Vote                    321,007.000           4.891%                        6.940%
Total                            4,625,551.392          70.471%                      100.000%

Proposal 3: Approval of Proposal to permit RMCI to enter into or materially change Agreements with Sub-Advisers on behalf of the Funds without obtaining Shareholder Approval.

                                                       PERCENT OF
                                SHARES VOTED       SHARES OUTSTANDING        PERCENT OF SHARES VOTED
                              ----------------     ------------------        -----------------------
For                              4,041,171.115          61.568%                       87.366%
Against                             36,258.135           0.552%                        0.784%
Abstain                            227,115.142           3.460%                        4.910%
Broker Non-Vote                    321,007.000           4.891%                        6.940%
Total                            4,625,551.392          70.471%                      100.000%

Proposal 4: Approval of a New Sub-Investment Management Agreement for Hallmark
            First Mutual Fund (formerly, Trainer Wortham First Mutual Fund).

                                                      PERCENT OF
                                SHARES VOTED       SHARES OUTSTANDING        PERCENT OF SHARES VOTED
                              ----------------     ------------------        -----------------------
For                              1,395,096.547          56.245%                       97.621%
Against                              9,589.395           0.387%                        0.671%
Abstain                             24,403.434           0.984%                        1.708%
Total                            1,429,089.376          57.616%                      100.000%

Proposal 5: Approval of a New Sub-Investment Management Agreement for Hallmark
            Total Return Bond Fund (formerly, Trainer Wortham Total Return Bond
            Fund).

                                                      PERCENT OF
                                SHARES VOTED       SHARES OUTSTANDING        PERCENT OF SHARES VOTED
                              ----------------     ------------------        -----------------------
For                              1,892,952.589          73.671%                       90.730%
Against                              2,648.149           0.103%                        0.127%
Abstain                            190,749.000           7.424%                        9.143%
Total                            2,086,349.738          81.198%                      100.000%

Proposal 6: Approval of a New Sub-Investment Management Agreement for Hallmark
            Convertible Securities Fund (formerly, Froley Revy Convertible Securities Fund).

                                                      PERCENT OF
                                SHARES VOTED       SHARES OUTSTANDING        PERCENT OF SHARES VOTED
                              ----------------     ------------------        -----------------------
For                              1,109,278.763          73.270%                       99.925%
Against                                833.515           0.055%                        0.075%
Abstain                                     --           0.000%                        0.000%
Total                            1,110,112.278          73.325%                      100.000%

As a result of the above proposals being approved by the shareholders, the name of the Trust was changed to Hallmark Investment Series Trust and the names of Trainer Wortham First Mutual Fund, Trainer Wortham Total Return Bond Fund and Froley, Revy Convertible Securities Fund were changed to Hallmark First Mutual Fund, Hallmark Total Return Bond Fund and Hallmark Convertible Securities Fund, respectively.

                           EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction/redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at January 1, 2005 and held for the entire period ending June 30, 2005.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return for any of the Funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                               BEGINNING ACCOUNT VALUE      ENDING ACCOUNT VALUE
                                                   JANUARY 1, 2005               JUNE 30, 2005       EXPENSES PAID DURING PERIOD*
                                               -----------------------      --------------------     ----------------------------
HALLMARK FIRST MUTUAL CLASS R
Actual                                              $     1,000.00             $      996.96                 $  7.73
Hypothetical                                        $     1,000.00             $    1,016.81                 $  8.12

*  Expenses are equal to the Fund's
   annualized expense ratio of 1.55%,
   multiplied by the average account value
   over the period, multiplied by 182/365
   (to reflect the one-half year period).

HALLMARK FIRST MUTUAL CLASS I
Actual                                              $     1,000.00             $    1,005.14                 $  6.93
Hypothetical                                        $     1,000.00             $    1,017.65                 $  7.28

*  Expenses are equal to the Fund's
   annualized expense ratio of 1.39%,
   multiplied by the average account value
   over the period, multiplied by 182/365
   (to reflect the one-half year period).

HALLMARK TOTAL RETURN BOND CLASS R
Actual                                              $     1,000.00             $      997.51                 $  6.48
Hypothetical                                        $     1,000.00             $    1,018.12                 $  6.81

*  Expenses are equal to the Fund's
   annualized expense ratio of 1.30%,
   multiplied by the average account value
   over the period, multiplied by 182/365
   (to reflect the one-half year period).

HALLMARK TOTAL RETURN BOND CLASS I
Actual                                              $     1,000.00             $    1,011.22                 $  4.99
Hypothetical                                        $     1,000.00             $    1,019.69                 $  5.24

*  Expenses are equal to the Fund's
   annualized expense ratio of 1.00%,
   multiplied by the average account value
   over the period, multiplied by 182/365
   (to reflect the one-half year period).

   THE JOINT BOARD OF TRUSTEES AND EXECUTIVE OFFICERS OF THE FUNDS (UNAUDITED)

The Board of Trustees is responsible for the management and supervision of the Funds. The Trustees approve all material agreements between the Fund and the Funds' service providers. Biographical information relating to the Trustees and the Executive Officers of the Fund is set forth below, including their ages, their principal occupations for at least the last five years, their positions with the Funds and the length of time served. The Trustees and the Executive Officers of the Fund oversee 30 portfolios in the Reserve fund complex. Except as otherwise described below, none of the Trustees or Executive Officers hold public directorships outside of the Reserve fund complex.

INTERESTED TRUSTEE

                                  POSITIONS              TERM OF OFFICE **                 PRINCIPAL OCCUPATIONS DURING
NAME,ADDRESS,AGE                WITH THE FUNDS         AND LENGTH OF SERVICE                    THE LAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
BRUCE R. BENT+*            Chairman, President,      Trustee since inception    President of Reserve Management Company, Inc.
Age: 68                    Treasurer and Chief                                  ("RMCI"), Director and Chairman/Chief Executive
The Reserve Funds          Financial Officer         Chairman Since 2000        Officer of Reserve Management Corporation ("RMC")
1250 Broadway                                        President, Treasurer       and Chairman and Director of Resrv Partners, Inc.
New York, NY 10001                                   and Chief Financial        ("RESRV") since 2000; Chairman and Director of
                                                     Officer since 2005         Reserve International Liquidity Fund Ltd. since
                                                                                1990. Co-founder of The Reserve Fund ("RF") in
                                                                                1970; officer thereof since 1970. Former Chief
                                                                                Executive Officer of the Trust.

INDEPENDENT TRUSTEES

                                  POSITIONS              TERM OF OFFICE **                 PRINCIPAL OCCUPATIONS DURING
NAME,ADDRESS,AGE                WITH THE FUNDS         AND LENGTH OF SERVICE                    THE LAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
EDWIN EHLERT, JR.          Trustee                   Trustee since inception    Retired. President, Premier Resources, Inc.
Age: 74                                                                         (meeting management firm) since 1987.
2517 Highway #35, Bldg. J
Manasquan, NJ 08736

WILLIAM J. MONTGORIS       Trustee                   Trustee since 1999         Retired since 1999; Chief Operating Officer
Age: 57                                                                         of The Bear Stearns Companies, Inc. from
286 Gregory Road                                                                1979 to 1999; Director of Stage Stores, Inc.
Franklin Lakes, NJ 07417                                                        (retailing) since 2004.

OFFICERS WHO ARE NOT TRUSTEES

                                  POSITIONS              TERM OF OFFICE **                 PRINCIPAL OCCUPATIONS DURING
NAME,ADDRESS,AGE                WITH THE FUNDS         AND LENGTH OF SERVICE                    THE LAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
BRUCE R. BENT II+          Co-Chief Executive        Assistant Treasurer        Senior Vice President, Secretary and Assistant
Age: 39                    Officer, Senior Vice      Since 2000                 Treasurer of RMCI, Senior Vice President,
Hallmark Funds             President and Assistant                              Secretary and Assistant Treasurer of RMC, and
1250 Broadway              Treasurer                 Co-Chief Executive         Secretary and Director of RESRV since 2000; Vice
New York, NY 10001                                   Officer and Senior         President of RMC, RMCI and RESRV from 1992 to
                                                     Vice President since       2000; Former Trustee of Trusts in the
                                                     2005                       Reserve/Hallmark fund complex. Former President
                                                                                of the Trust.

ARTHUR T. BENT III+        Co-Chief Executive        Senior Vice President      Chief Operating Officer/Treasurer, Senior Vice
Age: 37                    Officer, Senior Vice      and Assistant              President and Assistant Secretary of RMCI;
Hallmark Funds             President and Assistant   Secretary since 2000       President, Treasurer and Assistant Secretary of
1250 Broadway              Secretary                                            RMC; Treasurer, Assistant Secretary and Director
New York, NY 10001                                   Co-Chief Executive         of RESRV since 2000; Vice President of RMC, RMCI
                                                     Officer since 2005         and RESRV from 1997 to 2000. Former Treasurer
                                                                                and Chief Financial Officer of the Trust.

AMY W. BIZAR               Secretary                 Since 2003                 Vice President and Senior Counsel, Banking and
Age: 59                                                                         Regulatory Affairs, GE Consumer Finance -
Hallmark Funds                                                                  Americas, from 1998 to 2003.
1250 Broadway
New York, NY 10001

* MR. BRUCE BENT IS AN "INTERESTED PERSON" OF THE FUNDS AS DEFINED IN SECTION 2(a) (19) OF THE INVESTMENT COMPANY ACT DUE TO HIS POSITIONS WITH RMC, RMCI AND RESRV.
** EACH TRUSTEE SHALL HOLD OFFICE UNTIL HE RESIGNS, IS REMOVED OR UNTIL HIS SUCCESSOR IS DULY ELECTED AND QUALIFIED. A TRUSTEE SHALL RETIRE UPON ATTAINING THE AGE OF SEVENTY-FIVE (75) YEARS, UNLESS EXTENDED BY A VOTE OF THE TRUSTEES. TRUSTEES NEED NOT BE SHAREHOLDERS.
+ MR. BRUCE R. BENT IS THE FATHER OF MR. BRUCE R. BENT II AND MR. ARTHUR T. BENT III.

The Trust's Statement of Additional Information includes information about Trust Trustees and is available free of charge, upon request, by calling toll free:
1-888-823-2867.

                                   (UNAUDITED)

                    AVAILABILITY OF PROXY VOTING INFORMATION

The day-to-day investment management decisions of each Fund are the responsibility of that Fund's sub-adviser. Each sub-adviser is primarily responsible for determining how to vote proxies with respect to companies in which the respective Fund invests and for the ongoing review and evaluation of its own proxy voting policies and corresponding compliance with applicable law. The Funds' investment adviser, RMCI, receives periodic reports from each sub-adviser to ensure that they have adopted and implemented a proxy voting policy and to acknowledge any mitigating circumstances or conflicts of interest.

RMCI's proxy voting policies and procedures, as well as information about how a particular proxy was voted, may be obtained without charge by calling 888-823-2867 to request a copy or by visiting the SEC's website at www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2005 is available on the SEC's website or by calling the toll-free number listed above.

                  AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                             FEDERAL TAX INFORMATION

The Fund is required by the Internal Revenue Code to advise you within 60 days of the Trust's year-end as to the federal tax status of dividends paid during the year ended June 30, 2005. Dividends and distributions are designated as follows:

                       FUND                        DESIGNATION         AMOUNT
                       ----                        -----------         ------
     Hallmark Total Return Bond Fund--Class I    Ordinary income    $    455,675

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant's code of ethics is filed herewith.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. William Montgoris is the audit committee financial expert and is considered to be independent.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The registrant paid the following amounts to PricewaterhouseCoopers, LLP, the registrant's principal accountant for the fiscal year ended June 30, 2005, and Briggs, Bunting & Dougherty, LLP, the registrant's principal accountant for the fiscal year ended June 30, 2005, for the audit of the registrant's annual financial statements and services in connection therewith for the last two fiscal years:

            2005                          2004
            ----                          ----
          $32,000                       $32,500

(b)  Not applicable.

(c) Tax Fees. The registrant paid the following amounts to the registrant's principal accountants, for the preparation of tax returns, tax consultation, research and related items for the last two fiscal years:

            2005                          2004
            ----                          ----
           $6,500                        $6,000

(d)  Not applicable.

(e) Before PricewaterhouseCoopers, LLP, the registrant's principal accountant, is engaged to render audit or non-audit services by the registrant, the registrant's investment adviser, or any entity controlling, controlled by, or under common control with the registrant's investment adviser that provides ongoing services to the registrant, the engagement is approved by the registrant's Audit Committee. Due to potential time constraints between meetings, the Audit Committee has delegated the authority to pre-approve non-audit services to the Chairman of the Audit Committee, currently William Montgoris, subject to subsequent ratification by the Audit Committee.

(f) Not applicable.

 (g) The following table indicates the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

            2005                          2004
            ----                          ----
           $0.00                          $0.00

(h)  Not applicable.

The amounts listed in Item 4 are included as part of the comprehensive management fees paid by the registrant and are not separate expenses.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable, as the schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATES.

Not applicable.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act") as of a date within 90 days of the filing of this report, the Chairman (principal executive officer) and Treasurer (principal financial officer) of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported within the required time periods and is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting. However, an audit of the financial statements disclosed certain deficiencies in the controls over the processing and recording of capital stock activity and the adequacy of staff resources in certain areas and of the oversight of financial accounting operations during the most recently completed fiscal year. The Trust has taken actions subsequent to year-end to correct these conditions and intends to further enhance its internal controls.

ITEM 12. EXHIBITS.

(a) (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2 requirements through filing of an exhibit: Filed herewith.

(a) (2) Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002: Filed herewith

(b) Certification of chief executive officer and chief financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002: Furnished herewith

                                   SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hallmark Investment Series Trust

By:         /S/ BRUCE R. BENT II
            --------------------
            Name:  Bruce R. Bent II
            Title: Co-Chief Executive Officer

Date:  October 28, 2005

By:         /S/ ARTHUR T. BENT III
            ----------------------
            Name:  Arthur T. Bent III
            Title: Co-Chief Executive Officer

Date:  October 28, 2005


       Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:         /S/ BRUCE R. BENT II
            --------------------
            Name:  Bruce R. Bent II
            Title: Co-Chief Executive Officer

Date:  October 28, 2005

By:         /S/ ARTHUR T. BENT III
            ----------------------
            Name:  Arthur T. Bent III
            Title: Co-Chief Executive Officer

Date:  October 28, 2005

By:         /S/ BRUCE R. BENT
            ----------------------
            Name: Bruce R. Bent
            Title: Treasurer and Chief Financial Officer

Date:  October 28, 2005